Property and Equipment and Capitalized Software Development Costs	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment and Capitalized Software Development Costs

5. Property and Equipment and Capitalized Software Development Costs

Property and equipment and capitalized software development costs are summarized as follows:

	December 31,
	2011	2012
Computer equipment and purchased software	$6,243	$8,226
Furniture and equipment	1,938	2,773
Leasehold improvements	3,558	4,561
Automobile	11	43

	11,750	15,603
Less accumulated depreciation	(6,811)	(8,847)

Total property and equipment, net	$4,939	$6,756

Capitalized software development costs	$7,327	$10,990
Less accumulated amortization	(3,058)	(5,562)

Total capitalized software development costs	$4,269	$5,428

Depreciation expense on property and equipment was $1,891 and $2,623 during the years ended December 31, 2011 and 2012, respectively. Amortization expense on capitalized software development costs was $2,026 and $2,504 during the years ended December 31, 2011 and 2012, respectively.